Service Concession Arrangements (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex ∙ Thermal Power Plant at Ilijan, Philippines (BOT)	₩ 494,279
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	665,795
Less than 1 year [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex ∙ Thermal Power Plant at Ilijan, Philippines (BOT)	111,912
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	20,332
1~2 Years [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex ∙ Thermal Power Plant at Ilijan, Philippines (BOT)	111,912
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	26,888
2~3 Years [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex ∙ Thermal Power Plant at Ilijan, Philippines (BOT)	111,912
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	26,888
Over 3 years [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex ∙ Thermal Power Plant at Ilijan, Philippines (BOT)	158,543
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	₩ 591,687